Risks Arising from Financial Instruments - Summary for Each Type of Derivative Fair Value Recognized as Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Assets	$ 672	$ 483
Liabilities	(3,105)	(2,394)
Net	(2,433)	(1,911)
Non-current, Assets	29	25
Non-current, Liabilities	(931)	(937)
Non-current, Net	(902)	(912)
Derivatives	643	458
Derivatives	(2,174)	(1,457)
Current derivative financial assets liabilities, net, Total	(1,531)	(999)
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	441	151
Liabilities	(402)	(211)
Net	39	(60)
Foreign currency futures [member]
Disclosure of detailed information about financial instruments [line items]
Assets	4	1
Liabilities	0	(2)
Net	4	(1)
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	16	14
Liabilities	(93)	(37)
Net	(77)	(23)
Cross currency interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	10	9
Liabilities	(693)	(906)
Net	(683)	(897)
Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Assets	0
Liabilities	(54)	(73)
Net	(54)	(73)
Aluminum swaps [member]
Disclosure of detailed information about financial instruments [line items]
Assets	93	178
Liabilities	(9)	(5)
Net	84	173
Sugar futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	34	24
Liabilities	(13)	(20)
Net	21	4
Wheat futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	6	34
Liabilities	(6)	(22)
Net	0	12
Other commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	12	10
Liabilities	(18)	(20)
Net	(6)	(10)
Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Assets	56	62
Liabilities	(1,817)	(1,098)
Net	$ (1,761)	$ (1,036)